Critical Accounting Judgements and Key Sources of Estimation Uncertainty - Additional Information (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)
Critical Accounting Judgements And Key Sources Of Estimation Uncertainty [Line Items]
Research and development expense	$ 31,819,649		$ 13,778,940
Percentage of cash amount equal to eligible research and development expenditures	43.50%	43.50%
Research and development tax incentive credit receivable	$ 2.9			$ 5.0
Research and development tax incentive description	The R&D tax incentive is considered an income tax offset which will be offset against the Group’s tax obligation if and when, the Group returns to a net tax payable position. In addition, whilst the Group is currently eligible to receive cash payments under the scheme since its consolidation revenue is currently below A$20 million, if and when the Group generates revenue in excess of A$20 million the R&D tax incentive will become non-refundable and can only be offset against any future income tax payable by the Group.	The R&D tax incentive is considered an income tax offset which will be offset against the Group’s tax obligation if and when, the Group returns to a net tax payable position. In addition, whilst the Group is currently eligible to receive cash payments under the scheme since its consolidation revenue is currently below A$20 million, if and when the Group generates revenue in excess of A$20 million the R&D tax incentive will become non-refundable and can only be offset against any future income tax payable by the Group.
Revenue	$ 91,218		$ 197,840
Research and Development Tax Incentive Scheme | Top of Range
Critical Accounting Judgements And Key Sources Of Estimation Uncertainty [Line Items]
Revenue	20	$ 20,000,000
Research and Development Tax Incentive Scheme | Bottom of Range | Non Refundable
Critical Accounting Judgements And Key Sources Of Estimation Uncertainty [Line Items]
Revenue	20
Development Cost Capitalized
Critical Accounting Judgements And Key Sources Of Estimation Uncertainty [Line Items]
Research and development expense	$ 0			$ 0